Investments in Subsidiaries and Investee Companies (Non-Controlling Interests in Subsidiaries) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,725	$ 2,571
Intangible assets	722	824
Other non-current assets	373	292
Current liabilities	2,328	2,023
Long term liabilities	3,456	3,870
Equity	2,930	2,659	$ 3,188	$ 3,000
Sales	5,418	5,363	5,405
Operating income (loss)	629	(3)	765
Depreciation and amortization	418	406	430
Net loss	347	(172)	506
Comprensive income (loss)	433	(291)	$ 347
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	197	227
Intangible assets	69	64
Other non-current assets	302	314
Current liabilities	241	268
Long term liabilities	215	197
Equity	112	140
Sales	363	377
Operating income (loss)	(21)	(78)
Depreciation and amortization	34	34
Operating income (loss) before depreciation and amortization	13	(44)
Net loss	(38)	(104)
Comprensive income (loss)	(52)	(126)
Equity accounted investees [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	54	260
Current liabilities	25	131
Long term liabilities	26	406
Sales	$ 207	$ 315